Equity Financings	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Financings [Abstract]
Equity Financings

(7) Equity Financings

At the Market Equity Financing

In 2020, ARCA entered into a Capital on Demand™ Sales Agreement (the “Sales Agreement”) with JonesTrading Institutional Services LLC, as agent (“JonesTrading”), pursuant to which ARCA may offer and sell, from time to time through JonesTrading, shares of ARCA’s common stock, par value $0.001 per share (“ARCA common stock”).

In 2021, ARCA amended the 2020 Sales Agreement and the amount available for the offering under its prospectus to ARCA’s registration statement on Form S-3 (No. 333-254585), which expired in March 2024. In April 2024, ARCA terminated the Sales Agreement in accordance with its terms.

No sales were made under the Sales Agreement in 2024 or 2023.

Merger Agreement

See “Financing Transaction” discussion in Note 10 below.

(7) Equity Financings

At the Market Equity Financing

On July 22, 2020, ARCA entered into a Capital on DemandTM Sales Agreement (the “Sales Agreement”) with JonesTrading Institutional Services LLC, as agent (“JonesTrading”), pursuant to which ARCA may offer and sell, from time to time through JonesTrading, shares of ARCA’s common stock, par value $0.001 per share (“ARCA common stock”), having an aggregate offering price of up to $54.0 million (the “Shares”).

Under the Sales Agreement, JonesTrading may sell the Shares by any method permitted by law and deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market, on any other existing trading market for ARCA common stock or to or through a market maker. In addition, under the amended Sales Agreement, JonesTrading may sell the Shares by any other method permitted by law, including in negotiated transactions. ARCA may instruct JonesTrading not to sell Shares if the sales cannot be effected at or above the price designated by ARCA from time to time.

ARCA is not obligated to make any sales of the Shares under the Sales Agreement. The offering of Shares pursuant to the Sales Agreement will terminate upon the earlier of (a) the sale of all of the Shares subject to the Sales Agreement or (b) the termination of the Sales Agreement by JonesTrading or ARCA, as permitted therein.

ARCA paid JonesTrading a commission rate equal to 3.0% of the aggregate gross proceeds from each sale of Shares and agreed to provide JonesTrading with customary indemnification and contribution rights. ARCA will also reimburse JonesTrading for certain specified expenses in connection with entering into the Sales Agreement.

No sales were made in 2023 or 2022.

In April 2021, ARCA amended the 2020 Sales Agreement and the amount available for the offering under its prospectus to ARCA’s registration statement on Form S-3 (No. 333-254585). The amount available for the offering under the prospectus supplement is subject to the limitation of not selling a total value amount of shares exceeding more than one-third of ARCA’s public float in any 12-month period.